UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-03741)

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2009

Date of reporting period: February 28, 2009

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund
The fund's portfolio
2/28/09 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRN -- Floating Rate Notes
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
LOC -- Letter of Credit
NATL -- National Public Finance Guarantee Corporation
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (99.0%)(a)
		Principal
	Rating(RAT)	amount	Value

New York (92.7%)
Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Albany Med. Ctr.), 6s, 5/1/29	BBB+/P	$1,460,000	$1,160,101
(Charitable Leadership), Ser. A , 6s, 7/1/19	B3	3,000,000	2,356,500
(St. Peters Hosp.), Ser. E, 5 1/2s, 11/15/27	BBB+	1,000,000	809,110
(Albany College of Pharmacy), Ser. A, 5 3/8s, 12/1/24	BBB-	1,300,000	975,546
(St. Peters Hosp.), Ser. A, 5 1/4s, 11/15/32	BBB+	2,000,000	1,492,200
(St. Peters Hosp.), Ser. E, 5 1/4s, 11/15/32	BBB+	1,000,000	746,100
(St. Peters Hosp.), Ser. A, 5 1/4s, 11/15/27	BBB+	3,000,000	2,352,060
(Albany Law School), Ser. A, 5s, 7/1/31	BBB	2,500,000	1,851,225
Broome Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds (Good Shepard Village), Ser. A,
6 7/8s, 7/1/40	B/P	715,000	542,671
Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Arnot Ogden Med. Ctr.), 5s, 11/1/34	A3	1,300,000	997,594
Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds
(City School Dist. Buffalo), Ser. A, FSA
5 3/4s, 5/1/28	AAA	5,000,000	5,095,800
5 3/4s, 5/1/25	AAA	10,330,000	10,746,609
Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper
Co.), Ser. A, 6.15s, 4/1/21	BBB	1,065,000	827,122
Geneva, Indl. Dev. Agcy. Rev. Bonds (Hobart & William
Smith), Ser. A, 5 3/8s, 2/1/33	A	4,500,000	4,270,770
Hempstead, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Hofstra U.), 5 1/4s, 7/1/16	A	2,595,000	2,768,164
Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A,
AMBAC, 5s, 2/15/47	AA	2,500,000	2,066,850
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/29	B+/P	1,250,000	851,038
Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs
Headquarters), 5 1/2s, 10/1/37	A1	4,010,000	3,352,681
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds (Nicholas H. Noyes Memorial Hosp.), 5s, 7/1/10	BB	565,000	549,429
Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. A, 6s, 5/1/33	A3	3,500,000	3,629,010
Ser. A, 5 1/8s, 9/1/29	A3	5,000,000	4,789,000
Ser. A, AMBAC, 5s, 9/1/29	A	7,500,000	6,963,450
FSA, zero %, 6/1/28	AAA	2,510,000	873,756
Madison Cnty., Indl. Dev. Agcy. Rev. Bonds (Colgate
U.), Ser. A, 5s, 7/1/23	Aa3	5,090,000	5,230,993
Metro. Trans. Auth. Rev. Bonds
Ser. A, 5s, 11/15/37	A2	15,000,000	13,537,950
Ser. A, NATL, FGIC, 5s, 11/15/26	AA-	5,000,000	4,918,900
Ser. B, 5s, 11/15/24	A2	5,000,000	4,972,750
Ser. A, 5s, 11/15/22	A2	6,000,000	6,030,000
Ser. B, FSA, 5s, 11/15/22	AAA	13,350,000	13,805,636
Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, FSA, 5 1/4s, 11/15/24	AAA	5,000,000	5,114,100
Ser. B, NATL, 5s, 11/15/25	AA	2,600,000	2,609,698
Ser. B, NATL, 5s, 11/15/24	AA	6,000,000	6,049,140
Metro. Trans. Auth. Svc. Contract Rev. Bonds
(Trans. Fac.), Ser. O, 5 3/4s, 7/1/13 (Prerefunded)	AAA	16,320,000	17,654,323
Ser. A , NATL, 5 1/2s, 1/1/20	AA-	1,000,000	1,038,940
(Trans. Fac.), Ser. O, 5 1/2s, 7/1/17 (Prerefunded)	AAA	24,345,000	28,415,727
Monroe Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Highland Hosp. Rochester), 5s, 8/1/25	A2	250,000	210,040
Nassau Cnty., G.O. Bonds, Ser. A, NATL, FGIC
6s, 7/1/13	AA-	1,000,000	1,140,390
6s, 7/1/11	AA-	2,300,000	2,510,657
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (North Shore
Hlth. Syst.)
Ser. A, 6 1/4s, 11/1/21	A3	410,000	417,675

Ser. B, 5 7/8s, 11/1/11	A3	545,000	549,202
Ser. D, 5 5/8s, 11/1/09	A3	825,000	846,747
Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds,
Ser. A-2, stepped-coupon zero %, (5 1/4s, 6/1/09),
6/1/26 (STP)	BBB	6,640,000	4,941,023
Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds
(Solid Waste Disp.), Ser. A, 5.45s, 11/15/12	Baa2	1,000,000	955,150
Niagara Cnty., Indl. Dev. Agcy. Rev. Bonds, Ser. D,
5.55s, 11/15/24	Baa2	3,000,000	2,832,900
Niagara Falls, City School Dist. COP (High School
Fac.), FSA
5s, 6/15/28	AAA	1,490,000	1,269,480
5s, 6/15/23	AAA	3,965,000	3,675,991
NY City, G.O. Bonds
Ser. B, NATL, 6 1/2s, 8/15/11	AA	18,675,000	20,455,848
Ser. D, NATL, 6 1/2s, 11/1/10	AA	21,495,000	23,035,117
AMBAC, 6.05s, 9/1/11	AA	500,000	499,985
Ser. B, 5 3/4s, 8/1/16	AA	1,000,000	1,069,010
Ser. B, 5 1/2s, 12/1/11	AA	13,160,000	14,217,538
Ser. C, FSA, 5s, 1/1/23	AAA	10,000,000	10,031,400
Ser. N, 5s, 8/1/20	AA	1,000,000	1,019,160
Ser. M, 5s, 4/1/20	AA	6,775,000	6,917,004
Ser. I-1, 5s, 4/1/19	AA	1,215,000	1,255,885
NY City, City Muni. Fin. Auth. Rev. Bonds (Wtr. & Swr.
Syst.), Ser. A, 4 3/4s, 6/15/30	AAA	11,815,000	11,310,500
NY City, City Transitional Fin. Auth. Rev. Bonds
(Bldg. Aid Fiscal 2008), Ser. S-1, 5s, 1/15/29	AA-	5,000,000	4,834,650
Ser. E, 5s, 2/1/28	AAA	8,885,000	8,931,557
(Bldg. Aid Fiscal 2008), Ser. S-1, 5s, 1/15/25	AA-	3,000,000	3,016,890
NY City, City Transitional Fin. Auth. VRDN (NYC
Recovery), Ser. 3, 0.6s, 11/1/22	VMIG1	24,650,000	24,650,000
NY City, Cultural Resource Rev. Bonds (Museum
of Modern Art), Ser. 1A, 5s, 4/1/31	Aa2	3,500,000	3,458,385
NY City, Cultural Resource VRDN (Lincoln Ctr.), Ser.
A-1, 0.45s, 12/1/35	VMIG1	5,000,000	5,000,000
NY City, Hlth. & Hosp. Corp. Rev. Bonds (Hlth. Syst.),
Ser. A , 5 3/8s, 2/15/26	A1	300,000	298,833
NY City, Hsg. Dev. Corp. Rev. Bonds, Ser. A, NATL,
FGIC, 5s, 7/1/25	AA+	2,600,000	2,622,256
NY City, Indl. Dev. Agcy. Rev. Bonds
(Visy Paper, Inc.), 7.95s, 1/1/28	B-/P	2,600,000	2,130,700
(Yankee Stadium - Pilot), AGO, 7s, 3/1/49	AAA	1,000,000	1,068,130
(Liberty-7 World Trade Ctr.), Ser. A, 6 1/4s, 3/1/15	BB/P	2,050,000	1,763,410
(Brooklyn Navy Yard Cogen. Partners), 6.2s, 10/1/22	Ba1	5,000,000	3,901,750
(Brooklyn Navy Yard Cogen. Partners), 5.65s, 10/1/28	Ba1	2,190,000	1,440,889
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/24	A	3,500,000	3,217,235
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	Ba2	3,460,000	2,639,980
(Brooklyn Polytech. U. Project J), 6 1/8s, 11/1/30
(Prerefunded)	AAA	5,250,000	5,750,325
(Bronx Pkg. Dev. Co., LLC), 5 3/4s, 10/1/37	BB/P	2,500,000	1,630,500
(United Jewish Appeal), Ser. A, 5 1/4s, 7/1/23	Aa1	2,545,000	2,660,059
(St. Francis College), 5s, 10/1/34	A-	1,000,000	885,930
(Horace Mann School), NATL, 5s, 7/1/28	AA-	7,000,000	6,698,510
NY City, Indl. Dev. Agcy. Civic Fac. VRDN (CASA),
0.53s, 3/1/20 (Chase Manhattan Bank (LOC))	A-1+	1,155,000	1,155,000
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev. Bonds
(Airis JFK I LLC), Ser. A, 6s, 7/1/27	Baa3	9,500,000	6,758,395
(Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	Baa3	3,700,000	2,434,119
NY City, Indl. Dev. Agcy. Special Fac. FRN (Terminal
One Group Assn.), 5 1/2s, 1/1/17	A3	4,500,000	4,446,225
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(British Airways PLC), 5 1/4s, 12/1/32	Ba1	2,050,000	1,063,991
NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
FGIC, 7 1/2s, 6/15/11	Aa3	25,600,000	27,431,168
Ser. B, FGIC, U.S. Govt. Coll., 7 1/2s, 6/15/11
(Prerefunded)	Aaa	290,000	310,744
Ser. B, FGIC, U.S. Govt. Coll., 7 1/2s, 6/15/11
(Prerefunded)	AAA	110,000	117,868
Ser. D, 5s, 6/15/37	AAA	6,000,000	5,883,780
Ser. G, FSA, 5s, 6/15/34	AAA	500,000	500,175
Ser. B, AMBAC, 5s, 6/15/28	AAA	5,000,000	5,072,300
NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds,
Ser. S-1, NATL, FGIC, 5s, 7/15/31	AA-	10,500,000	10,169,670
NY City, Trust for Cultural Resources VRDN (Lincoln
Ctr.), Ser. A-2, 0.45s, 12/1/35 (Bank of America, N.A.
(LOC))	VMIG1	4,000,000	4,000,000
NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco
Settlement), 5 3/4s, 6/1/43	BBB	7,000,000	4,851,630
NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco
Settlement)
6s, 6/1/43	BBB	1,300,000	938,613
5 3/4s, 6/1/33	BBB	3,500,000	2,620,415
NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s,
6/1/38	BBB	7,250,000	4,521,173
NY State Rev. Bonds (Homeowner Mtge.), Ser. 156, 5.2s,
10/1/28	Aa1	5,500,000	5,527,390
NY State Dorm. Auth. Rev. Bonds
(State U. Edl. Fac.), Ser. A, 7 1/2s, 5/15/13	AA-	5,875,000	6,909,940
(Mount Sinai Hlth.), Ser. A, 6 1/2s, 7/1/25	A3	2,750,000	2,650,725
(State U. Edl. Fac.), Ser. A, FSA, 5 7/8s, 5/15/17	AAA	8,950,000	10,400,974

(State U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/11	AA-	11,200,000	12,032,720
(Winthrop Nassau U.), 5 3/4s, 7/1/28	Baa1	3,250,000	2,863,445
(Schools PG - Issue 2), Ser. E, AMBAC, 5 3/4s, 7/1/19	A	1,340,000	1,364,334
(City U.), Ser. A, 5 3/4s, 7/1/18	AA-	35,385,000	40,605,349
(City U.), Ser. A, 5 5/8s, 7/1/16	AA-	15,600,000	17,150,796
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40	Aa3	8,500,000	9,039,920
(Winthrop-U. Hosp. Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	1,600,000	1,333,840
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31	Aa3	3,500,000	3,705,730
(Winthrop Nassau U.), 5 1/2s, 7/1/23	Baa1	2,750,000	2,444,145
(Mental Hlth.), Ser. D, FSA, U.S. Govt. Coll., 5 1/4s,
8/15/30 (Prerefunded)	AAA	690,000	733,884
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s,
7/1/19	A1	4,300,000	4,867,428
(NY Methodist Hosp.), 5 1/4s, 7/1/18	Baa3	750,000	646,313
(NY Methodist Hosp.), 5 1/4s, 7/1/17	Baa3	2,165,000	1,901,346
(NY Methodist Hosp.), 5 1/4s, 7/1/15	Baa3	1,455,000	1,328,590
(Mental Hlth.), Ser. E, NATL, 5s, 2/15/35	AA	2,510,000	2,252,399
(L I Jewish), Ser. A, 5s, 11/1/34	A3	1,800,000	1,468,908
(Memorial Sloan-Kettering Ctr.), Ser. 1, 5s, 7/1/34	Aa2	13,500,000	12,793,950
(Rochester U.), Ser. A, 5s, 7/1/34	Aa3	6,000,000	5,718,120
(Yeshiva U.), AMBAC, 5s, 7/1/30	Aa2	3,000,000	3,006,300
(Mental Hlth. Svcs. Fac. Impt.), Ser. B, AMBAC, 5s,
2/15/30	AA-	9,665,000	8,954,526
(Montefiore Hosp.), FGIC, FHA Insd., NATL, 5s, 8/1/29	AA-	9,515,000	9,265,231
(NYU), Ser. A, FGIC, NATL, 5s, 7/1/29	Aa3	6,705,000	6,628,630
(Yeshiva U.), AMBAC, 5s, 7/1/26	Aa2	2,700,000	2,721,006
Ser. A, NATL, 5s, 10/1/25	AA-	750,000	768,495
(Albany), Ser. A-1, FSA, FHA Insd., 5s, 8/15/25	AAA	1,500,000	1,536,570
(Columbia U.), Ser. B, 5s, 7/1/24	Aaa	2,000,000	2,052,180
(Columbia U.), Ser. B, 5s, 7/1/23	Aaa	2,000,000	2,062,200
(Columbia U.), Ser. B, 5s, 7/1/22	Aaa	3,000,000	3,108,450
(Cornell U.), Ser. A, 5s, 7/1/22	Aa1	6,395,000	6,826,535
(Columbia U.), Ser. B, 5s, 7/1/21	Aaa	2,000,000	2,082,440
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	BB+	3,000,000	2,270,820
(Mt. Sinai NYU Hlth.), Ser. C, 5s, 7/1/11	A3	1,220,000	1,220,415
(Colgate U.), NATL, 4 3/4s, 7/1/28	Aa3	10,000,000	10,008,100
(State U. Edl. Fac.), Ser. B, zero %, 5/15/09	AA-	725,000	723,144
NY State Dorm. Auth. Lease Rev. Bonds (State U. Dorm.
Facs.), Ser. A, NATL, 5s, 7/1/24	Aa3	1,000,000	1,017,280
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds
(Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	4,150,000	3,061,372
(NYU Hosp. Ctr.), Ser. B, 5 1/4s, 7/1/24	BB+	2,155,000	1,563,776
(NY U.), Ser. A, AMBAC, 5s, 7/1/32	Aa3	3,000,000	2,983,440
(U. of Rochester), Ser. A-1, 5s, 7/1/32	Aa3	8,000,000	7,511,600
(NYU), Ser. B, 5s, 7/1/29	Aa3	6,530,000	6,568,266
(U. of Rochester), Ser. A, NATL, 5s, 7/1/27	AA-	530,000	530,567
(U. of Rochester), Ser. A-1, 5s, 7/1/27	Aa3	1,900,000	1,820,656
(Columbia U.), Ser. C, 5s, 7/1/26	Aaa	6,980,000	7,308,549
(Memorial Sloan-Kettering Cancer Ctr.), Ser. A2, 5s,
7/1/26	Aa2	6,000,000	5,985,780
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/26	BB+	1,000,000	682,710
(North Shore Long Island Jewish Oblig. Group), Ser. A,
5s, 5/1/26	A3	4,000,000	3,530,600
(St. Johns U.), Ser. A, NATL, 5s, 7/1/24	AA-	2,385,000	2,422,158
(St. Johns U.), Ser. A, NATL, 5s, 7/1/23	AA-	3,935,000	4,034,398
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/22	BB+	1,000,000	729,050
NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	4,500,000	4,741,830
(Ed.), Ser. C, 5s, 12/15/31	AAA	10,000,000	9,878,700
Ser. A, 5s, 3/15/28	AAA	4,000,000	4,047,160
Ser. A, 5s, 3/15/28	AAA	3,325,000	3,361,076
NY State Dorm. Auth. State Supported Debt Rev. Bonds
(2007-1 Mental), Ser. D, FSA, U.S. Govt. Coll.,
5 1/4s, 8/15/30 (Prerefunded)	Aa3	240,000	255,264
(2007-2 Mental), Ser. D, FSA, 5 1/4s, 8/15/30	AAA	520,000	522,210
(Mental Hlth.), Ser. D, FSA, 5 1/4s, 8/15/30
(Prerefunded)	AAA	700,000	744,520
(Mental Hlth. Svcs. Fac. Impt.), Ser. B, FSA, 5s,
2/15/27	AAA	5,930,000	5,953,008
(City U.), Ser. B, 5s, 7/1/26	AA-	5,000,000	4,880,750
(State U. Dorm Fac.), Ser. A, 5s, 7/1/23	Aa3	3,000,000	3,055,770
NY State Energy Research & Dev. Auth. Rev. Bonds,
6.368s, 4/1/20	A+	7,000,000	7,015,750
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A+	12,400,000	12,376,068
NY State Env. Fac. Corp. Rev. Bonds (State Clean Wtr.
& Drinking Revolving Fund)
Ser. A, 5s, 6/15/29	Aaa	2,500,000	2,527,575
Ser. C, 5s, 10/15/26	Aaa	5,000,000	5,130,250
NY State Env. Fac. Corp. Poll. Control Rev. Bonds
(State Wtr. Revolving Fund), Ser. A, 7 1/2s, 6/15/12	Aaa	50,000	50,158
(State Wtr. Revolving Fund), Ser. B, 6.65s, 9/15/13	Aaa	3,345,000	3,514,826
(State Wtr. Revolving Fund), Ser. A, 6.55s, 9/15/10	Aaa	980,000	981,627
(State Wtr.), 5 7/8s, 6/15/14	Aaa	270,000	269,968
NY State Env. Fac. Corp. State Clean Wtr. & Drinking
Rev. Bonds
Ser. C, 5s, 10/15/35	Aaa	10,000,000	9,840,400
(NYC Muni. Wtr. Fin.), 5s, 6/15/29	Aaa	13,590,000	13,714,484
NY State Thruway Auth. Rev. Bonds
Ser. F, AMBAC, 5s, 1/1/30	A1	11,740,000	11,355,632

(Second Generation Hwy. & Bridge Trust Fund), Ser. B,
5s, 4/1/28	AA	3,000,000	2,963,550
Ser. H, FGIC, NATL, 5s, 1/1/28	AA-	1,235,000	1,218,612
(Second Generation Hwy. & Bridge Trust Fund), Ser. B,
5s, 4/1/27	AA	4,000,000	3,971,640
(Second Generation Hwy. & Bridge Trust Fund), Ser. A,
5s, 4/1/25	AA	4,000,000	4,034,240
(Gen. Hwy. & Bridge Trust Fund), Ser. A, NATL, 5s,
4/1/22	AA	2,000,000	2,070,540
NY State Thruway Auth. State Personal Income Tax Rev.
Bonds, Ser. A, 5s, 3/15/27	AAA	5,000,000	5,091,000
NY State Urban Dev. Corp. Rev. Bonds
Ser. D, 5 5/8s, 1/1/28	AA-	9,500,000	9,747,950
(Clarkson Ctr.), 5 1/2s, 1/1/20	AA-	1,685,000	1,846,676
(Clarkson Ctr.), 5 1/2s, 1/1/15	AA-	3,345,000	3,566,907
(Syracuse U. ), 5 1/2s, 1/1/15	AA-	2,000,000	2,167,820
Ser. A-1, FGIC, NATL, 5s, 3/15/29	AAA	6,565,000	6,576,423
Ser. B, 5s, 1/1/27	AA-	7,000,000	6,822,200
Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St.
Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,000,000	761,770
Orange Cnty., Indl. Dev. Agcy. Rev. Bonds (Arden Hill
Care Ctr. Newburgh), Ser. C
7s, 8/1/31	BB-/P	3,200,000	2,415,520
7s, 8/1/21	BB-/P	2,300,000	1,897,408
Port Auth. NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s,
10/1/11	BB+/P	800,000	768,328
Ser. 124, 5s, 8/1/31	Aa3	1,000,000	856,460
FGIC, NATL, 4 3/4s, 10/15/28	Aa3	7,000,000	6,064,030
Port Auth. NY & NJ Special Oblig. Rev. Bonds (Kennedy
Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	3,100,000	2,625,328
Rensselaer, City School Dist. COP, XLCA
5s, 6/1/21	A/P	2,010,000	1,893,340
5s, 6/1/20	A/P	1,150,000	1,120,963
5s, 6/1/19	A/P	1,345,000	1,334,267
5s, 6/1/18	A/P	1,180,000	1,189,180
Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A,
NATL
5s, 10/15/26	AAA	7,000,000	7,245,280
5s, 10/15/25	AAA	16,425,000	17,083,643
Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Saratoga Hosp.), Ser. B, 5 1/8s, 12/1/27	BBB+	1,000,000	771,210
Seneca Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(NY Chiropractic College), 5s, 10/1/27	BBB	1,995,000	1,379,682
Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp.
Mandatory Put Bonds (Seneca Meadows, Inc.), 3.42s,
10/1/13	B+	2,000,000	1,797,900
St. Lawrence Cnty., Indl. Dev. Civic Fac. Rev. Bonds
(Clarkson U.)
5s, 7/1/25	A3	1,985,000	1,947,960
5s, 7/1/24	A3	1,890,000	1,879,870
Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds
(Nissequogue Cogen. Partners Fac.), 5 1/2s, 1/1/23	BB+/P	2,000,000	1,534,700
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	470,000	402,193
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	500,000	410,605
(Huntington Hosp.), Ser. B, 5 7/8s, 11/1/32	Baa1	2,700,000	2,365,038
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds (Peconic Landing), Ser. A, 8s, 10/1/30	BB-/P	4,200,000	3,762,654
Suffolk Cnty., Judicial Fac. Agcy. Rev. Bonds (John P.
Cohalan Complex), AMBAC, 5s, 4/15/16	A	4,220,000	4,314,064
Suffolk, Tobacco Asset Securitization Corp. Rev.
Bonds, Ser. B, 5 3/8s, 6/1/28	BBB+/F	9,160,000	6,730,402
Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. -
Jewish Home), Ser. A
7 3/8s, 3/1/31	B+/P	2,800,000	2,179,268
7 3/8s, 3/1/21	B+/P	800,000	686,976
Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse
U. )
Ser. A-2, 0.35s, 12/1/37 (JPMorgan Chase Bank (LOC))	VMIG1	2,000,000	2,000,000
Ser. A-1, 0.35s, 7/1/37 (JPMorgan Chase Bank (LOC))	VMIG1	800,000	800,000
Tobacco Settlement Rev. Bonds
(Asset Backed Bonds), Ser. 1, 5 3/4s, 7/15/32
(Prerefunded)	AAA	4,250,000	4,834,290
Ser. 1, 5s, 6/1/34	BBB	3,500,000	2,262,050
Tobacco Settlement Asset Securitization Corp., Inc.
of NY Rev. Bonds, Ser. 1, 5s, 6/1/26	BBB	500,000	357,585
Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-1,
5 1/2s, 6/1/18	AA-	1,000,000	1,018,900
Triborough, Bridge & Tunnel Auth. Rev. Bonds
Ser. C, 5s, 11/15/29	Aa2	5,000,000	5,030,200
AMBAC, 5s, 11/15/28	Aa3	13,000,000	13,101,790
Ser. A, 5s, 11/15/23	Aa2	1,000,000	1,046,060
Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev.
Bonds (Guiding Eyes for the Blind), 5 3/8s, 8/1/24	BBB+	965,000	800,226
Westchester, Tobacco Asset Securitization Corp. Rev.
Bonds
5 1/8s, 6/1/38	BBB	5,060,000	3,228,179
5s, 6/1/26	BBB	2,000,000	1,429,760
Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St.
John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B-	2,000,000	1,492,520

			975,320,573

Puerto Rico (6.3%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 1/2s, 5/15/39	BBB	3,750,000	2,546,625
Cmnwlth. of PR, G.O. Bonds (Pub. Impt.)
NATL, 5 1/4s, 7/1/18	AA	4,750,000	4,454,313
Ser. B, 5 1/4s, 7/1/17	Baa3	1,500,000	1,381,500
Ser. B, 5 1/4s, 7/1/16	Baa3	1,000,000	934,400
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser.
A
6s, 7/1/44	Baa3	13,500,000	12,092,760
6s, 7/1/38	Baa3	3,750,000	3,416,025
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. RR,
FGIC, NATL, 5s, 7/1/24	AA-	6,500,000	5,844,540
Cmnwlth. of PR, Hsg. Fin. Corp. Rev. Bonds, Ser. B,
GNMA Coll., FNMA Coll., FHLMC Coll., 4.45s, 6/1/27	Aaa	375,000	373,538
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA, NATL, 5 1/2s, 7/1/20	AA-	1,000,000	952,250
Ser. AA, 5s, 7/1/35	BBB+	2,105,000	1,647,373
Ser. K, 5s, 7/1/21	BBB	2,000,000	1,784,660
Ser. K, 5s, 7/1/17	BBB	3,000,000	2,766,390
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	6,250,000	5,602,688
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)
Ser. M, Cmnwlth. of PR Gtd., 6 1/4s, 7/1/23	Baa3	3,425,000	3,437,501
Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/27	Baa3	1,170,000	1,045,805
Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/24	Baa3	6,430,000	5,890,580
Ser. M, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/19	Baa3	3,060,000	2,882,765
Ser. N, Cmnwlth. of PR Gtd., 5 1/4s, 7/1/17	Baa3	2,500,000	2,331,475
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser.
A, NATL, zero %, 8/1/43	AA-	8,150,000	739,613
U. of PR Rev. Bonds, Ser. P, 5s, 6/1/24	Baa2	8,000,000	6,553,200
			66,678,001

Total municipal bonds and notes (cost $1,074,384,000)			$1,041,998,574

SHORT-TERM INVESTMENTS (0.09%)(a)
		Shares	Value

SSgA U.S. Government Money Market Fund (i)		940,000	$940,000

Total short-term investments (cost $940,000)			$940,000

TOTAL INVESTMENTS

Total investments (cost $1,075,324,000)(b)			$1,042,938,574

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/09 (Unaudited)

		Upfront		Fixed payments	Total return
Swap counterparty /		premium	Termination	received (paid) by	received by	Unrealized
Notional amount		received (paid)	date	fund per annum	or paid by fund	appreciation

Citibank, N.A.
	$8,143,419	$--	3/12/09	-	5.02% minus	$861,500
					Municipal Market
					Data Index AAA
					municipal yields
					15 Year rate

Total						$861,500

NOTES

(a) Percentages indicated are based on net assets of $1,052,979,983.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at February 28, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at February 28, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $1,076,424,308, resulting in gross unrealized appreciation and depreciation of $29,699,048 and $63,184,782, respectively, or net unrealized depreciation of $33,485,734.

(i) Securities purchased with cash pledged to the fund for collateral on certain swap contracts.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

The rates shown on VRDN, Mandatory Put Bonds, and FRN are the current interest rates at February 28, 2009.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 28, 2009 (as a percentage of net assets):

Utilities	15.2%
Transportation	15.1
State Government	14.6
Education	13.6
Local Government	12.2

The fund had the following insurance concentration greater than 10% at February 28, 2009 (as a percentage of net assets):

NATL	16.2%

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of February 28, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$940,000	$--

Level 2	1,041,998,574	861,500

Level 3	--	--

Total	$1,042,938,574	$861,500

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 29, 2009